Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Equity Classified warrants	118,400	300,000
Derivative warrants	50,000	9,900,000
Simple warrants	38,900	100,000
Performance warrants	24,800	100,000
Stock options	600,000	900,000
RSUs Exercisable	9,400,000	8,600,000